FINANCIAL STATEMENTS

SBL Variable Annuity Account VIII

Year Ended December 31, 2021

With Report of Independent Registered Public Accounting Firm

SBL Variable Annuity Account VIII

Financial Statements

Year Ended December 31, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of SBL Variable Annuity Account VIII

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise SBL Variable Annuity Account VIII (the Separate Account), as of December 31, 2021 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1994.

Kansas City, Missouri

April 26, 2022

Appendix

Subaccounts comprising SBL Variable Annuity Account VIII

Subaccounts	Statements of operations and changes in net assets
American Century VP Ultra®	For each of the two years in the period ended December 31, 2021
American Century VP Value	For each of the two years in the period ended December 31, 2021
American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2021
American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2021
American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2021
American Funds IS® International	For each of the two years in the period ended December 31, 2021
BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2021
BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2021
ClearBridge Variable Aggressive Growth	For each of the two years in the period ended December 31, 2021
ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2021
Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Alpha Opportunity	For each of the two years in the period ended December 31, 2021
Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2021
Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2021
Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2021
Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2021
Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2021
Invesco V.I. American Value	For the period from April 30, 2021 (commencement of operations) through December 31, 2021
Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2021
Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2021
Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2021
Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2021
Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2021

Subaccounts	Statements of operations and changes in net assets
Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2021
Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2021
Invesco V.I. International Growth	For each of the two years in the period ended December 31, 2021
Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2021
Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2021
Invesco V.I. Value Opportunities	For the period from January 1, 2021 through April 30, 2021 (closing of operations) and year ended December 31, 2020
Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2021
MFS® VIT II Research International	For each of the two years in the period ended December 31, 2021
MFS® VIT Mid Cap Value	For each of the two years in the period ended December 31, 2021
MFS® VIT Total Return	For each of the two years in the period ended December 31, 2021
MFS® VIT Utilities	For each of the two years in the period ended December 31, 2021
Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2021
PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2021
PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2021
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2021
PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2021
PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2021
Royce Micro-Cap	For each of the two years in the period ended December 31, 2021

SBL Variable Annuity Account VIII

Statements of Net Assets

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
American Century VP Ultra®	362,447	$6,768,083	$11,032,885	$—	$11,032,885	198,411	$53.63	$55.62
American Century VP Value	169,973	1,667,984	2,326,936	—	2,326,936	75,311	29.78	30.88
American Funds IS® Asset Allocation	98,713	2,434,622	2,819,240	—	2,819,240	208,891	13.50	13.50
American Funds IS® Global Growth	28,085	1,002,528	1,251,757	—	1,251,757	76,278	16.41	16.41
American Funds IS® Growth-Income	24,935	1,262,560	1,634,980	—	1,634,980	110,317	14.82	14.82
American Funds IS® International	—	—	—	—	—	—	11.56	11.56
BlackRock High Yield V.I.	36,604	276,802	277,821	1,032	278,853	24,326	11.46	11.46
BNY Mellon IP Technology Growth	175,419	4,099,658	5,687,094	—	5,687,094	87,750	64.85	64.85
ClearBridge Variable Aggressive Growth	97,114	2,518,089	2,271,485	—	2,271,485	70,043	32.49	32.49
ClearBridge Variable Small Cap Growth	84,871	2,417,531	3,082,518	—	3,082,518	58,605	50.92	52.62
Guggenheim VIF All Cap Value	290,524	7,618,873	11,193,895	—	11,193,895	153,663	37.65	72.80
Guggenheim VIF Alpha Opportunity	36,799	602,010	616,758	—	616,758	27,191	22.66	22.66
Guggenheim VIF High Yield	134,138	3,872,267	3,696,845	—	3,696,845	99,308	29.42	37.40
Guggenheim VIF Large Cap Value	211,442	6,853,705	9,895,485	—	9,895,485	179,076	30.29	55.48
Guggenheim VIF Long Short Equity	9,272	124,699	164,216	—	164,216	9,450	17.32	17.32
Guggenheim VIF Managed Asset Allocation	175,393	4,436,284	6,107,201	—	6,107,201	133,072	25.41	46.21
Guggenheim VIF Small Cap Value	160,414	5,970,465	7,489,707	—	7,489,707	108,819	68.49	68.85
Guggenheim VIF SMid Cap Value	327,895	18,622,164	27,251,363	—	27,251,363	187,078	70.20	147.56
Guggenheim VIF StylePlus Large Core	221,711	7,976,114	12,590,949	—	12,590,949	187,392	25.18	67.26
Guggenheim VIF StylePlus Large Growth	227,826	4,236,728	6,010,054	—	6,010,054	157,026	31.29	38.40
Guggenheim VIF StylePlus Mid Growth	204,152	9,582,823	14,527,474	—	14,527,474	121,833	34.45	119.76
Guggenheim VIF StylePlus Small Growth	95,848	2,900,008	4,409,951	—	4,409,951	86,636	25.77	50.98
Guggenheim VIF Total Return Bond	291,806	4,642,206	5,027,810	—	5,027,810	211,215	18.25	24.02
Guggenheim VIF World Equity Income	642,927	6,625,972	11,405,518	—	11,405,518	188,399	22.06	60.73
Invesco V.I. American Value (b)	21,627	407,715	430,161	—	430,161	40,974	10.50	10.50
Invesco V.I. Comstock	115,357	1,939,927	2,428,257	—	2,428,257	86,315	27.25	28.16
Invesco V.I. Discovery Mid Cap Growth (a)	21,123	1,663,346	2,191,763	—	2,191,763	58,419	36.31	37.52
Invesco V.I. Equity and Income	98,974	1,690,104	2,033,925	—	2,033,925	77,811	26.14	26.14
Invesco V.I. Global Real Estate	65,969	1,068,054	1,186,781	—	1,186,781	44,480	25.74	26.69
Invesco V.I. Government Money Market	1,215,642	1,215,642	1,215,642	—	1,215,642	127,251	9.45	9.56
Invesco V.I. Government Securities	35,957	418,340	408,827	—	408,827	34,099	11.98	11.98
Invesco V.I. Health Care	56,844	1,666,421	1,924,745	—	1,924,745	51,904	37.07	37.07
Invesco V.I. International Growth	67,963	2,378,958	2,767,468	—	2,767,468	123,960	21.61	22.33
Invesco V.I. Main Street Mid Cap Fund® (a)	83,039	992,982	1,042,135	—	1,042,135	35,475	28.40	29.45
Invesco V.I. Main Street Small Cap Fund® (a)	57,897	1,423,038	1,784,963	—	1,784,963	42,396	40.63	42.13
Invesco V.I. Value Opportunities (b)	—	—	—	—	—	—	20.96	20.96
Janus Henderson VIT Enterprise	19,078	1,453,865	1,764,551	—	1,764,551	118,731	14.86	14.86
MFS® VIT II Research International	62,184	1,051,669	1,171,548	—	1,171,548	61,423	18.50	19.12
MFS® VIT Mid Cap Value	13,652	120,842	149,493	—	149,493	10,418	14.35	14.35
MFS® VIT Total Return	63,619	1,459,328	1,729,176	—	1,729,176	74,570	23.17	23.17
MFS® VIT Utilities	79,613	2,414,627	2,991,852	—	2,991,852	85,691	34.92	34.92

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Net Assets (continued)

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Neuberger Berman AMT Sustainable Equity	156,114	$3,134,735	$5,794,949	$—	$5,794,949	114,054	$49.26	$50.85
PIMCO VIT All Asset	96,118	1,030,156	1,106,319	—	1,106,319	51,362	20.78	21.55
PIMCO VIT CommodityRealReturn Strategy	54,343	434,156	420,617	—	420,617	56,110	7.49	7.49
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	70,311	758,729	755,839	—	755,839	43,996	16.68	17.24
PIMCO VIT Low Duration	236,751	2,428,902	2,421,966	—	2,421,966	194,207	12.03	12.48
PIMCO VIT Real Return	176,543	2,292,788	2,469,830	—	2,469,830	146,207	16.31	16.92
Royce Micro-Cap	87,513	1,025,243	1,292,560	—	1,292,560	49,808	25.97	25.97

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets

Years Ended December 31, 2021 and 2020, Except as Noted

	American Century VP Ultra®	American Century VP Value	American Funds IS® Asset Allocation
Net assets as of December 31, 2019	$6,102,204	$2,278,688	$389,374

Investment income (loss):
Dividend distributions	—	42,662	23,805
Investment Expenses:
Mortality and expense risk and administrative charges	(108,439)	(27,338)	(19,083)

Net investment income (loss)	(108,439)	15,324	4,722

Increase (decrease) in net assets from operations:
Capital gain distributions	668,221	48,070	6,038
Realized capital gain (loss) on investments	261,280	36,853	21,470
Change in unrealized appreciation (depreciation)	2,400,865	(81,437)	180,356

Net gain (loss) on investments	3,330,366	3,486	207,864

Net increase (decrease) in net assets from operations	3,221,927	18,810	212,586

Contract owner transactions:
Variable annuity deposits	232,553	10,444	1,371,125
Terminations, withdrawals and annuity payments	(527,818)	(121,595)	(45,051)
Transfers between subaccounts, net	1,060,528	51,440	(13,189)
Maintenance charges and mortality adjustments	(43)	(14)	—

Increase (decrease) in net assets from contract transactions	765,220	(59,725)	1,312,885

Total increase (decrease) in net assets	3,987,147	(40,915)	1,525,471

Net assets as of December 31, 2020	$10,089,351	$2,237,773	$1,914,845

Investment income (loss):
Dividend distributions	—	37,739	34,665
Investment Expenses:
Mortality and expense risk and administrative charges	(151,514)	(33,936)	(33,382)

Net investment income (loss)	(151,514)	3,803	1,283

Increase (decrease) in net assets from operations:
Capital gain distributions	725,052	—	76,238
Realized capital gain (loss) on investments	734,200	148,598	13,543
Change in unrealized appreciation (depreciation)	769,680	330,695	198,261

Net gain (loss) on investments	2,228,932	479,293	288,042

Net increase (decrease) in net assets from operations	2,077,418	483,096	289,325

Contract owner transactions:
Variable annuity deposits	146,567	29,080	451,763
Terminations, withdrawals and annuity payments	(1,203,420)	(247,235)	(89,440)
Transfers between subaccounts, net	(76,970)	(175,756)	252,747
Maintenance charges and mortality adjustments	(61)	(22)	—

Increase (decrease) in net assets from contract transactions	(1,133,884)	(393,933)	615,070

Total increase (decrease) in net assets	943,534	89,163	904,395

Net assets as of December 31, 2021	$11,032,885	$2,326,936	$2,819,240

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	American Funds IS® Global Growth	American Funds IS® Growth- Income	American Funds IS® International
Net assets as of December 31, 2019	$345,918	$571,054	$66,517

Investment income (loss):
Dividend distributions	792	10,371	—
Investment Expenses:
Mortality and expense risk and administrative charges	(7,177)	(11,844)	(165)

Net investment income (loss)	(6,385)	(1,473)	(165)

Increase (decrease) in net assets from operations:
Capital gain distributions	13,363	24,191	—
Realized capital gain (loss) on investments	(1,963)	3,285	(6,592)
Change in unrealized appreciation (depreciation)	144,619	104,729	(1,071)

Net gain (loss) on investments	156,019	132,205	(7,663)

Net increase (decrease) in net assets from operations	149,634	130,732	(7,828)

Contract owner transactions:
Variable annuity deposits	47,066	353,060	—
Terminations, withdrawals and annuity payments	(7,034)	(11,466)	—
Transfers between subaccounts, net	396,099	(25,088)	(58,689)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	436,131	316,506	(58,689)

Total increase (decrease) in net assets	585,765	447,238	(66,517)

Net assets as of December 31, 2020	$931,683	$1,018,292	$—

Investment income (loss):
Dividend distributions	2,206	13,167	1
Investment Expenses:
Mortality and expense risk and administrative charges	(15,025)	(18,458)	(218)

Net investment income (loss)	(12,819)	(5,291)	(217)

Increase (decrease) in net assets from operations:
Capital gain distributions	50,636	12,412	—
Realized capital gain (loss) on investments	9,006	5,544	392
Change in unrealized appreciation (depreciation)	89,361	241,727	—

Net gain (loss) on investments	149,003	259,683	392

Net increase (decrease) in net assets from operations	136,184	254,392	175

Contract owner transactions:
Variable annuity deposits	48,884	165,409	—
Terminations, withdrawals and annuity payments	(34,756)	(15,306)	—
Transfers between subaccounts, net	169,762	212,193	(175)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	183,890	362,296	(175)

Total increase (decrease) in net assets	320,074	616,688	—

Net assets as of December 31, 2021	$1,251,757	$1,634,980	$—

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	BlackRock High Yield V.I.	BNY Mellon IP Technology Growth	ClearBridge Variable Aggressive Growth
Net assets as of December 31, 2019	$29,791	$2,423,035	$2,146,239

Investment income (loss):
Dividend distributions	2,360	2,046	12,498
Investment Expenses:
Mortality and expense risk and administrative charges	(657)	(55,191)	(29,871)

Net investment income (loss)	1,703	(53,145)	(17,373)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	327,484	207,294
Realized capital gain (loss) on investments	2,366	167,632	(9,472)
Change in unrealized appreciation (depreciation)	2,652	1,733,765	150,029

Net gain (loss) on investments	5,018	2,228,881	347,851

Net increase (decrease) in net assets from operations	6,721	2,175,736	330,478

Contract owner transactions:
Variable annuity deposits	540	123,670	31,339
Terminations, withdrawals and annuity payments	(258)	(446,647)	(116,506)
Transfers between subaccounts, net	(4,795)	1,509,732	54,269
Maintenance charges and mortality adjustments	—	(9)	(10)

Increase (decrease) in net assets from contract transactions	(4,513)	1,186,746	(30,908)

Total increase (decrease) in net assets	2,208	3,362,482	299,570

Net assets as of December 31, 2020	$31,999	$5,785,517	$2,445,809

Investment income (loss):
Dividend distributions	5,253	—	4,090
Investment Expenses:
Mortality and expense risk and administrative charges	(1,762)	(82,859)	(34,254)

Net investment income (loss)	3,491	(82,859)	(30,164)

Increase (decrease) in net assets from operations:
Capital gain distributions	789	876,611	648,309
Realized capital gain (loss) on investments	140	360,273	79,725
Change in unrealized appreciation (depreciation)	(2,190)	(556,294)	(486,755)

Net gain (loss) on investments	(1,261)	680,590	241,279

Net increase (decrease) in net assets from operations	2,230	597,731	211,115

Contract owner transactions:
Variable annuity deposits	200,000	108,808	26,555
Terminations, withdrawals and annuity payments	(266)	(336,384)	(86,763)
Transfers between subaccounts, net	44,890	(468,529)	(325,231)
Maintenance charges and mortality adjustments	—	(49)	—

Increase (decrease) in net assets from contract transactions	244,624	(696,154)	(385,439)

Total increase (decrease) in net assets	246,854	(98,423)	(174,324)

Net assets as of December 31, 2021	$278,853	$5,687,094	$2,271,485

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	ClearBridge Variable Small Cap Growth	Guggenheim VIF All Cap Value	Guggenheim VIF Alpha Opportunity
Net assets as of December 31, 2019	$2,170,035	$11,804,890	$1,061,175

Investment income (loss):
Dividend distributions	—	176,949	4,552
Investment Expenses:
Mortality and expense risk and administrative charges	(32,096)	(137,852)	(10,874)

Net investment income (loss)	(32,096)	39,097	(6,322)

Increase (decrease) in net assets from operations:
Capital gain distributions	194,849	525,183	—
Realized capital gain (loss) on investments	53,357	144,120	(61,648)
Change in unrealized appreciation (depreciation)	630,332	(786,225)	42,167

Net gain (loss) on investments	878,538	(116,922)	(19,481)

Net increase (decrease) in net assets from operations	846,442	(77,825)	(25,803)

Contract owner transactions:
Variable annuity deposits	12,984	31,486	627
Terminations, withdrawals and annuity payments	(215,405)	(1,099,332)	(141,059)
Transfers between subaccounts, net	79,693	(181,019)	(276,144)
Maintenance charges and mortality adjustments	(7)	(155)	(8)

Increase (decrease) in net assets from contract transactions	(122,735)	(1,249,020)	(416,584)

Total increase (decrease) in net assets	723,707	(1,326,845)	(442,387)

Net assets as of December 31, 2020	$2,893,742	$10,478,045	$618,788

Investment income (loss):
Dividend distributions	—	193,501	3,692
Investment Expenses:
Mortality and expense risk and administrative charges	(43,568)	(157,565)	(8,607)

Net investment income (loss)	(43,568)	35,936	(4,915)

Increase (decrease) in net assets from operations:
Capital gain distributions	366,416	56,043	—
Realized capital gain (loss) on investments	135,739	632,596	(2,708)
Change in unrealized appreciation (depreciation)	(148,939)	1,761,767	78,061

Net gain (loss) on investments	353,216	2,450,406	75,353

Net increase (decrease) in net assets from operations	309,648	2,486,342	70,438

Contract owner transactions:
Variable annuity deposits	30,419	172,079	62
Terminations, withdrawals and annuity payments	(173,518)	(1,462,647)	(26,236)
Transfers between subaccounts, net	22,273	(479,719)	(46,285)
Maintenance charges and mortality adjustments	(46)	(205)	(9)

Increase (decrease) in net assets from contract transactions	(120,872)	(1,770,492)	(72,468)

Total increase (decrease) in net assets	188,776	715,850	(2,030)

Net assets as of December 31, 2021	$3,082,518	$11,193,895	$616,758

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity
Net assets as of December 31, 2019	$4,632,437	$9,293,799	$307,131

Investment income (loss):
Dividend distributions	292,153	159,886	1,173
Investment Expenses:
Mortality and expense risk and administrative charges	(56,591)	(109,756)	(2,367)

Net investment income (loss)	235,562	50,130	(1,194)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	544,074	—
Realized capital gain (loss) on investments	(163,645)	66,033	(19,789)
Change in unrealized appreciation (depreciation)	22,249	(639,194)	1,239

Net gain (loss) on investments	(141,396)	(29,087)	(18,550)

Net increase (decrease) in net assets from operations	94,166	21,043	(19,744)

Contract owner transactions:
Variable annuity deposits	27,356	80,049	171
Terminations, withdrawals and annuity payments	(798,928)	(516,638)	(8,484)
Transfers between subaccounts, net	(213,972)	(220,864)	(132,476)
Maintenance charges and mortality adjustments	(45)	(66)	(2)

Increase (decrease) in net assets from contract transactions	(985,589)	(657,519)	(140,791)

Total increase (decrease) in net assets	(891,423)	(636,476)	(160,535)

Net assets as of December 31, 2020	$3,741,014	$8,657,323	$146,596

Investment income (loss):
Dividend distributions	180,781	195,845	1,018
Investment Expenses:
Mortality and expense risk and administrative charges	(51,907)	(135,591)	(2,174)

Net investment income (loss)	128,874	60,254	(1,156)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	529	—
Realized capital gain (loss) on investments	(31,331)	333,405	2,690
Change in unrealized appreciation (depreciation)	42,607	1,725,522	29,505

Net gain (loss) on investments	11,276	2,059,456	32,195

Net increase (decrease) in net assets from operations	140,150	2,119,710	31,039

Contract owner transactions:
Variable annuity deposits	53,942	36,467	—
Terminations, withdrawals and annuity payments	(358,129)	(832,339)	(11,826)
Transfers between subaccounts, net	119,905	(85,556)	(1,593)
Maintenance charges and mortality adjustments	(37)	(120)	—

Increase (decrease) in net assets from contract transactions	(184,319)	(881,548)	(13,419)

Total increase (decrease) in net assets	(44,169)	1,238,162	17,620

Net assets as of December 31, 2021	$3,696,845	$9,895,485	$164,216

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Small Cap Value	Guggenheim VIF SMid Cap Value
Net assets as of December 31, 2019	$5,942,105	$8,520,690	$28,605,596

Investment income (loss):
Dividend distributions	81,154	70,797	289,375
Investment Expenses:
Mortality and expense risk and administrative charges	(75,299)	(93,199)	(325,561)

Net investment income (loss)	5,855	(22,402)	(36,186)

Increase (decrease) in net assets from operations:
Capital gain distributions	312,947	512,458	916,997
Realized capital gain (loss) on investments	257,781	(210,261)	202,054
Change in unrealized appreciation (depreciation)	(35,073)	(683,212)	(997,955)

Net gain (loss) on investments	535,655	(381,015)	121,096

Net increase (decrease) in net assets from operations	541,510	(403,417)	84,910

Contract owner transactions:
Variable annuity deposits	39,150	155,780	149,565
Terminations, withdrawals and annuity payments	(526,895)	(535,590)	(2,137,127)
Transfers between subaccounts, net	(376,474)	(685,300)	(1,869,953)
Maintenance charges and mortality adjustments	(40)	(209)	(421)

Increase (decrease) in net assets from contract transactions	(864,259)	(1,065,319)	(3,857,936)

Total increase (decrease) in net assets	(322,749)	(1,468,736)	(3,773,026)

Net assets as of December 31, 2020	$5,619,356	$7,051,954	$24,832,570

Investment income (loss):
Dividend distributions	39,592	58,522	449,066
Investment Expenses:
Mortality and expense risk and administrative charges	(81,960)	(108,481)	(384,445)

Net investment income (loss)	(42,368)	(49,959)	64,621

Increase (decrease) in net assets from operations:
Capital gain distributions	378,329	—	—
Realized capital gain (loss) on investments	227,273	282,681	1,102,996
Change in unrealized appreciation (depreciation)	34,906	1,418,275	4,144,308

Net gain (loss) on investments	640,508	1,700,956	5,247,304

Net increase (decrease) in net assets from operations	598,140	1,650,997	5,311,925

Contract owner transactions:
Variable annuity deposits	381,172	302,374	522,150
Terminations, withdrawals and annuity payments	(604,674)	(746,744)	(2,420,963)
Transfers between subaccounts, net	113,280	(768,721)	(993,973)
Maintenance charges and mortality adjustments	(73)	(153)	(346)

Increase (decrease) in net assets from contract transactions	(110,295)	(1,213,244)	(2,893,132)

Total increase (decrease) in net assets	487,845	437,753	2,418,793

Net assets as of December 31, 2021	$6,107,201	$7,489,707	$27,251,363

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth
Net assets as of December 31, 2019	$10,677,255	$3,902,445	$12,227,345

Investment income (loss):
Dividend distributions	160,301	60,357	164,948
Investment Expenses:
Mortality and expense risk and administrative charges	(136,670)	(63,986)	(170,058)

Net investment income (loss)	23,631	(3,629)	(5,110)

Increase (decrease) in net assets from operations:
Capital gain distributions	420,350	206,819	591,333
Realized capital gain (loss) on investments	445,671	382,933	583,257
Change in unrealized appreciation (depreciation)	619,014	899,835	2,238,212

Net gain (loss) on investments	1,485,035	1,489,587	3,412,802

Net increase (decrease) in net assets from operations	1,508,666	1,485,958	3,407,692

Contract owner transactions:
Variable annuity deposits	70,468	84,159	168,795
Terminations, withdrawals and annuity payments	(799,527)	(497,093)	(1,230,879)
Transfers between subaccounts, net	(695,654)	17,329	(190,852)
Maintenance charges and mortality adjustments	(336)	(113)	(168)

Increase (decrease) in net assets from contract transactions	(1,425,049)	(395,718)	(1,253,104)

Total increase (decrease) in net assets	83,617	1,090,240	2,154,588

Net assets as of December 31, 2020	$10,760,872	$4,992,685	$14,381,933

Investment income (loss):
Dividend distributions	84,159	31,704	73,851
Investment Expenses:
Mortality and expense risk and administrative charges	(165,396)	(76,493)	(205,174)

Net investment income (loss)	(81,237)	(44,789)	(131,323)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,172,647	1,094,320	1,931,412
Realized capital gain (loss) on investments	473,449	214,181	828,171
Change in unrealized appreciation (depreciation)	1,196,030	359	(974,261)

Net gain (loss) on investments	2,842,126	1,308,860	1,785,322

Net increase (decrease) in net assets from operations	2,760,889	1,264,071	1,653,999

Contract owner transactions:
Variable annuity deposits	109,595	131,257	224,917
Terminations, withdrawals and annuity payments	(962,824)	(391,928)	(1,163,863)
Transfers between subaccounts, net	(77,346)	14,172	(569,241)
Maintenance charges and mortality adjustments	(237)	(203)	(271)

Increase (decrease) in net assets from contract transactions	(930,812)	(246,702)	(1,508,458)

Total increase (decrease) in net assets	1,830,077	1,017,369	145,541

Net assets as of December 31, 2021	$12,590,949	$6,010,054	$14,527,474

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income
Net assets as of December 31, 2019	$4,204,905	$4,685,714	$12,043,813

Investment income (loss):
Dividend distributions	48,638	90,004	310,108
Investment Expenses:
Mortality and expense risk and administrative charges	(53,613)	(71,228)	(147,464)

Net investment income (loss)	(4,975)	18,776	162,644

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	108,337
Realized capital gain (loss) on investments	101,259	73,038	514,768
Change in unrealized appreciation (depreciation)	958,121	502,339	(355,958)

Net gain (loss) on investments	1,059,380	575,377	267,147

Net increase (decrease) in net assets from operations	1,054,405	594,153	429,791

Contract owner transactions:
Variable annuity deposits	39,250	7,338	128,519
Terminations, withdrawals and annuity payments	(288,800)	(449,240)	(1,432,565)
Transfers between subaccounts, net	(348,253)	516,499	(378,899)
Maintenance charges and mortality adjustments	(71)	(375)	(203)

Increase (decrease) in net assets from contract transactions	(597,874)	74,222	(1,683,148)

Total increase (decrease) in net assets	456,531	668,375	(1,253,357)

Net assets as of December 31, 2020	$4,661,436	$5,354,089	$10,790,456

Investment income (loss):
Dividend distributions	18,388	86,270	170,589
Investment Expenses:
Mortality and expense risk and administrative charges	(66,111)	(72,632)	(159,877)

Net investment income (loss)	(47,723)	13,638	10,712

Increase (decrease) in net assets from operations:
Capital gain distributions	158,991	140,577	—
Realized capital gain (loss) on investments	277,417	83,340	637,783
Change in unrealized appreciation (depreciation)	(135,373)	(334,825)	1,405,658

Net gain (loss) on investments	301,035	(110,908)	2,043,441

Net increase (decrease) in net assets from operations	253,312	(97,270)	2,054,153

Contract owner transactions:
Variable annuity deposits	45,005	5,276	54,868
Terminations, withdrawals and annuity payments	(345,854)	(527,344)	(1,053,357)
Transfers between subaccounts, net	(203,841)	293,418	(440,478)
Maintenance charges and mortality adjustments	(107)	(359)	(124)

Increase (decrease) in net assets from contract transactions	(504,797)	(229,009)	(1,439,091)

Total increase (decrease) in net assets	(251,485)	(326,279)	615,062

Net assets as of December 31, 2021	$4,409,951	$5,027,810	$11,405,518

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. American Value(b)	Invesco V.I. Comstock	Invesco V.I. Discovery Mid Cap Growth(a)
Net assets as of December 31, 2019	$—	$1,961,068	$1,730,138

Investment income (loss):
Dividend distributions	—	36,911	—
Investment Expenses:
Mortality and expense risk and administrative charges	—	(23,366)	(24,622)

Net investment income (loss)	—	13,545	(24,622)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	45,894	516,119
Realized capital gain (loss) on investments	—	(37,939)	(573,914)
Change in unrealized appreciation (depreciation)	—	(55,138)	650,578

Net gain (loss) on investments	—	(47,183)	592,783

Net increase (decrease) in net assets from operations	—	(33,638)	568,161

Contract owner transactions:
Variable annuity deposits	—	25,228	16,235
Terminations, withdrawals and annuity payments	—	(82,311)	(278,532)
Transfers between subaccounts, net	—	30,518	187,308
Maintenance charges and mortality adjustments	—	(13)	(17)

Increase (decrease) in net assets from contract transactions	—	(26,578)	(75,006)

Total increase (decrease) in net assets	—	(60,216)	493,155

Net assets as of December 31, 2020	$—	$1,900,852	$2,223,293

Investment income (loss):
Dividend distributions	958	36,649	—
Investment Expenses:
Mortality and expense risk and administrative charges	(3,915)	(30,526)	(32,800)

Net investment income (loss)	(2,957)	6,123	(32,800)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	258,776
Realized capital gain (loss) on investments	168	43,216	231,746
Change in unrealized appreciation (depreciation)	22,446	511,385	(88,882)

Net gain (loss) on investments	22,614	554,601	401,640

Net increase (decrease) in net assets from operations	19,657	560,724	368,840

Contract owner transactions:
Variable annuity deposits	—	47,122	25,188
Terminations, withdrawals and annuity payments	(7,786)	(146,101)	(323,226)
Transfers between subaccounts, net	418,290	65,682	(102,283)
Maintenance charges and mortality adjustments	—	(22)	(49)

Increase (decrease) in net assets from contract transactions	410,504	(33,319)	(400,370)

Total increase (decrease) in net assets	430,161	527,405	(31,530)

Net assets as of December 31, 2021	$430,161	$2,428,257	$2,191,763

(a) Name change. See Note 1.
(b) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Equity and Income	Invesco V.I. Global Real Estate	Invesco V.I. Government Money Market
Net assets as of December 31, 2019	$2,012,558	$1,443,240	$906,600

Investment income (loss):
Dividend distributions	38,727	54,875	2,002
Investment Expenses:
Mortality and expense risk and administrative charges	(25,178)	(15,902)	(18,184)

Net investment income (loss)	13,549	38,973	(16,182)

Increase (decrease) in net assets from operations:
Capital gain distributions	80,058	30,651	—
Realized capital gain (loss) on investments	(34,434)	(21,523)	—
Change in unrealized appreciation (depreciation)	76,562	(254,873)	—

Net gain (loss) on investments	122,186	(245,745)	—

Net increase (decrease) in net assets from operations	135,735	(206,772)	(16,182)

Contract owner transactions:
Variable annuity deposits	39,851	11,105	6,503
Terminations, withdrawals and annuity payments	(173,341)	(68,590)	(229,190)
Transfers between subaccounts, net	(79,720)	(68,583)	839,821
Maintenance charges and mortality adjustments	(14)	(33)	(97)

Increase (decrease) in net assets from contract transactions	(213,224)	(126,101)	617,037

Total increase (decrease) in net assets	(77,489)	(332,873)	600,855

Net assets as of December 31, 2020	$1,935,069	$1,110,367	$1,507,455

Investment income (loss):
Dividend distributions	33,017	30,258	97
Investment Expenses:
Mortality and expense risk and administrative charges	(28,788)	(15,934)	(19,420)

Net investment income (loss)	4,229	14,324	(19,323)

Increase (decrease) in net assets from operations:
Capital gain distributions	19,708	—	—
Realized capital gain (loss) on investments	36,126	(3,058)	—
Change in unrealized appreciation (depreciation)	250,306	231,212	—

Net gain (loss) on investments	306,140	228,154	—

Net increase (decrease) in net assets from operations	310,369	242,478	(19,323)

Contract owner transactions:
Variable annuity deposits	3,625	10,561	6,806
Terminations, withdrawals and annuity payments	(131,792)	(156,699)	(154,333)
Transfers between subaccounts, net	(83,338)	(19,880)	(124,864)
Maintenance charges and mortality adjustments	(8)	(46)	(99)

Increase (decrease) in net assets from contract transactions	(211,513)	(166,064)	(272,490)

Total increase (decrease) in net assets	98,856	76,414	(291,813)

Net assets as of December 31, 2021	$2,033,925	$1,186,781	$1,215,642

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Government Securities	Invesco V.I. Health Care	Invesco V.I. International Growth
Net assets as of December 31, 2019	$528,702	$1,880,644	$2,908,309

Investment income (loss):
Dividend distributions	9,284	6,097	59,000
Investment Expenses:
Mortality and expense risk and administrative charges	(6,805)	(26,445)	(38,535)

Net investment income (loss)	2,479	(20,348)	20,465

Increase (decrease) in net assets from operations:
Capital gain distributions	—	46,412	64,311
Realized capital gain (loss) on investments	7,303	11,515	15,447
Change in unrealized appreciation (depreciation)	15,308	225,720	232,228

Net gain (loss) on investments	22,611	283,647	311,986

Net increase (decrease) in net assets from operations	25,090	263,299	332,451

Contract owner transactions:
Variable annuity deposits	29	39,250	16,157
Terminations, withdrawals and annuity payments	(221,292)	(56,330)	(88,468)
Transfers between subaccounts, net	84,395	59,118	(30,264)
Maintenance charges and mortality adjustments	(31)	(23)	(55)

Increase (decrease) in net assets from contract transactions	(136,899)	42,015	(102,630)

Total increase (decrease) in net assets	(111,809)	305,314	229,821

Net assets as of December 31, 2020	$416,893	$2,185,958	$3,138,130

Investment income (loss):
Dividend distributions	9,427	3,768	30,605
Investment Expenses:
Mortality and expense risk and administrative charges	(5,810)	(27,085)	(43,410)

Net investment income (loss)	3,617	(23,317)	(12,805)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	195,992	197,178
Realized capital gain (loss) on investments	96	79,634	125,346
Change in unrealized appreciation (depreciation)	(19,959)	(71,472)	(181,550)

Net gain (loss) on investments	(19,863)	204,154	140,974

Net increase (decrease) in net assets from operations	(16,246)	180,837	128,169

Contract owner transactions:
Variable annuity deposits	—	38,938	34,616
Terminations, withdrawals and annuity payments	(30,158)	(271,898)	(158,321)
Transfers between subaccounts, net	38,353	(209,065)	(375,080)
Maintenance charges and mortality adjustments	(15)	(25)	(46)

Increase (decrease) in net assets from contract transactions	8,180	(442,050)	(498,831)

Total increase (decrease) in net assets	(8,066)	(261,213)	(370,662)

Net assets as of December 31, 2021	$408,827	$1,924,745	$2,767,468

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Main Street Mid Cap Fund® (a)	Invesco V.I. Main Street Small Cap Fund® (a)	Invesco V.I. Value Opportunities (b)
Net assets as of December 31, 2019	$714,775	$1,313,025	$186,994

Investment income (loss):
Dividend distributions	2,748	3,978	138
Investment Expenses:
Mortality and expense risk and administrative charges	(8,041)	(17,097)	(2,174)

Net investment income (loss)	(5,293)	(13,119)	(2,036)

Increase (decrease) in net assets from operations:
Capital gain distributions	118,795	15,863	7,124
Realized capital gain (loss) on investments	(32,945)	(55,624)	(2,049)
Change in unrealized appreciation (depreciation)	(49,916)	259,849	3,814

Net gain (loss) on investments	35,934	220,088	8,889

Net increase (decrease) in net assets from operations	30,641	206,969	6,853

Contract owner transactions:
Variable annuity deposits	3,586	160,736	43
Terminations, withdrawals and annuity payments	(72,904)	(411,771)	(2,300)
Transfers between subaccounts, net	(80,339)	210,383	1,106
Maintenance charges and mortality adjustments	(11)	(17)	—

Increase (decrease) in net assets from contract transactions	(149,668)	(40,669)	(1,151)

Total increase (decrease) in net assets	(119,027)	166,300	5,702

Net assets as of December 31, 2020	$595,748	$1,479,325	$192,696

Investment income (loss):
Dividend distributions	2,539	3,171	1,199
Investment Expenses:
Mortality and expense risk and administrative charges	(10,980)	(24,678)	(1,136)

Net investment income (loss)	(8,441)	(21,507)	63

Increase (decrease) in net assets from operations:
Capital gain distributions	—	110,860	7,431
Realized capital gain (loss) on investments	247	74,182	6,844
Change in unrealized appreciation (depreciation)	144,382	141,243	36,978

Net gain (loss) on investments	144,629	326,285	51,253

Net increase (decrease) in net assets from operations	136,188	304,778	51,316

Contract owner transactions:
Variable annuity deposits	7,193	17,163	—
Terminations, withdrawals and annuity payments	(29,684)	(98,128)	(1,071)
Transfers between subaccounts, net	332,703	81,845	(242,941)
Maintenance charges and mortality adjustments	(13)	(20)	—

Increase (decrease) in net assets from contract transactions	310,199	860	(244,012)

Total increase (decrease) in net assets	446,387	305,638	(192,696)

Net assets as of December 31, 2021	$1,042,135	$1,784,963	$—

(a) Name change. See Note 1.
(b) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Janus Henderson VIT Enterprise	MFS® VIT II Research International	MFS® VIT Mid Cap Value
Net assets as of December 31, 2019	$401,427	$523,949	$15,247

Investment income (loss):
Dividend distributions	—	12,478	351
Investment Expenses:
Mortality and expense risk and administrative charges	(10,999)	(8,243)	(382)

Net investment income (loss)	(10,999)	4,235	(31)

Increase (decrease) in net assets from operations:
Capital gain distributions	63,036	23,808	1,449
Realized capital gain (loss) on investments	7,074	766	(5)
Change in unrealized appreciation (depreciation)	217,045	63,685	5,347

Net gain (loss) on investments	287,155	88,259	6,791

Net increase (decrease) in net assets from operations	276,156	92,494	6,760

Contract owner transactions:
Variable annuity deposits	8,218	6,166	758
Terminations, withdrawals and annuity payments	(27,803)	(46,055)	(13)
Transfers between subaccounts, net	734,786	206,710	41,439
Maintenance charges and mortality adjustments	—	(6)	—

Increase (decrease) in net assets from contract transactions	715,201	166,815	42,184

Total increase (decrease) in net assets	991,357	259,309	48,944

Net assets as of December 31, 2020	$1,392,784	$783,258	$64,191

Investment income (loss):
Dividend distributions	3,815	6,360	910
Investment Expenses:
Mortality and expense risk and administrative charges	(22,604)	(12,712)	(1,447)

Net investment income (loss)	(18,789)	(6,352)	(537)

Increase (decrease) in net assets from operations:
Capital gain distributions	143,910	45,758	874
Realized capital gain (loss) on investments	22,974	15,021	747
Change in unrealized appreciation (depreciation)	71,438	16,689	23,057

Net gain (loss) on investments	238,322	77,468	24,678

Net increase (decrease) in net assets from operations	219,533	71,116	24,141

Contract owner transactions:
Variable annuity deposits	17,108	498	42,448
Terminations, withdrawals and annuity payments	(71,873)	(65,559)	(224)
Transfers between subaccounts, net	206,999	382,244	18,937
Maintenance charges and mortality adjustments	—	(9)	—

Increase (decrease) in net assets from contract transactions	152,234	317,174	61,161

Total increase (decrease) in net assets	371,767	388,290	85,302

Net assets as of December 31, 2021	$1,764,551	$1,171,548	$149,493

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	MFS® VIT Total Return	MFS® VIT Utilities	Neuberger Berman AMT Sustainable Equity
Net assets as of December 31, 2019	$1,467,890	$3,676,394	$5,168,300

Investment income (loss):
Dividend distributions	31,867	64,104	17,908
Investment Expenses:
Mortality and expense risk and administrative charges	(21,449)	(41,032)	(67,084)

Net investment income (loss)	10,418	23,072	(49,176)

Increase (decrease) in net assets from operations:
Capital gain distributions	41,498	75,848	197,002
Realized capital gain (loss) on investments	8,254	110,695	163,097
Change in unrealized appreciation (depreciation)	74,282	(95,784)	493,982

Net gain (loss) on investments	124,034	90,759	854,081

Net increase (decrease) in net assets from operations	134,452	113,831	804,905

Contract owner transactions:
Variable annuity deposits	240	37,636	3,844
Terminations, withdrawals and annuity payments	(105,481)	(427,732)	(457,237)
Transfers between subaccounts, net	179,825	(439,424)	17,221
Maintenance charges and mortality adjustments	(82)	(92)	(38)

Increase (decrease) in net assets from contract transactions	74,502	(829,612)	(436,210)

Total increase (decrease) in net assets	208,954	(715,781)	368,695

Net assets as of December 31, 2020	$1,676,844	$2,960,613	$5,536,995

Investment income (loss):
Dividend distributions	27,951	43,700	9,890
Investment Expenses:
Mortality and expense risk and administrative charges	(24,416)	(40,076)	(80,456)

Net investment income (loss)	3,535	3,624	(70,566)

Increase (decrease) in net assets from operations:
Capital gain distributions	84,779	98,497	108,650
Realized capital gain (loss) on investments	39,858	61,368	421,778
Change in unrealized appreciation (depreciation)	69,524	157,084	656,957

Net gain (loss) on investments	194,161	316,949	1,187,385

Net increase (decrease) in net assets from operations	197,696	320,573	1,116,819

Contract owner transactions:
Variable annuity deposits	50,000	40,408	3,901
Terminations, withdrawals and annuity payments	(212,968)	(410,047)	(887,032)
Transfers between subaccounts, net	17,672	80,383	24,347
Maintenance charges and mortality adjustments	(68)	(78)	(81)

Increase (decrease) in net assets from contract transactions	(145,364)	(289,334)	(858,865)

Total increase (decrease) in net assets	52,332	31,239	257,954

Net assets as of December 31, 2021	$1,729,176	$2,991,852	$5,794,949

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO VIT All Asset	PIMCO VIT CommodityRealReturn Strategy	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
Net assets as of December 31, 2019	$1,137,547	$282,416	$851,318

Investment income (loss):
Dividend distributions	45,450	14,289	44,621
Investment Expenses:
Mortality and expense risk and administrative charges	(12,761)	(3,174)	(10,942)

Net investment income (loss)	32,689	11,115	33,679

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(16,410)	(27,486)	4,954
Change in unrealized appreciation (depreciation)	34,099	13,001	(11,900)

Net gain (loss) on investments	17,689	(14,485)	(6,946)

Net increase (decrease) in net assets from operations	50,378	(3,370)	26,733

Contract owner transactions:
Variable annuity deposits	18,763	8,193	3,201
Terminations, withdrawals and annuity payments	(100,260)	(6,760)	(31,008)
Transfers between subaccounts, net	(227,821)	(42,469)	(78,205)
Maintenance charges and mortality adjustments	(53)	(2)	(14)

Increase (decrease) in net assets from contract transactions	(309,371)	(41,038)	(106,026)

Total increase (decrease) in net assets	(258,993)	(44,408)	(79,293)

Net assets as of December 31, 2020	$878,554	$238,008	$772,025

Investment income (loss):
Dividend distributions	114,397	16,414	12,123
Investment Expenses:
Mortality and expense risk and administrative charges	(14,407)	(5,063)	(10,867)

Net investment income (loss)	99,990	11,351	1,256

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	6,744
Realized capital gain (loss) on investments	7,316	(2,289)	978
Change in unrealized appreciation (depreciation)	24,118	77,003	(34,977)

Net gain (loss) on investments	31,434	74,714	(27,255)

Net increase (decrease) in net assets from operations	131,424	86,065	(25,999)

Contract owner transactions:
Variable annuity deposits	59,468	15,120	2,710
Terminations, withdrawals and annuity payments	(53,267)	(11,620)	(43,115)
Transfers between subaccounts, net	90,184	93,045	50,231
Maintenance charges and mortality adjustments	(44)	(1)	(13)

Increase (decrease) in net assets from contract transactions	96,341	96,544	9,813

Total increase (decrease) in net assets	227,765	182,609	(16,186)

Net assets as of December 31, 2021	$1,106,319	$420,617	$755,839

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO VIT Low Duration	PIMCO VIT Real Return	Royce Micro-Cap
Net assets as of December 31, 2019	$2,576,688	$3,764,848	$1,036,091

Investment income (loss):
Dividend distributions	30,528	42,360	—
Investment Expenses:
Mortality and expense risk and administrative charges	(36,482)	(42,193)	(11,433)

Net investment income (loss)	(5,954)	167	(11,433)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	9,524
Realized capital gain (loss) on investments	492	20,680	(65,243)
Change in unrealized appreciation (depreciation)	45,086	282,717	178,603

Net gain (loss) on investments	45,578	303,397	122,884

Net increase (decrease) in net assets from operations	39,624	303,564	111,451

Contract owner transactions:
Variable annuity deposits	13,049	80,651	24,243
Terminations, withdrawals and annuity payments	(166,998)	(449,223)	(101,198)
Transfers between subaccounts, net	244,265	(1,043,477)	(324,133)
Maintenance charges and mortality adjustments	(34)	(99)	(13)

Increase (decrease) in net assets from contract transactions	90,282	(1,412,148)	(401,101)

Total increase (decrease) in net assets	129,906	(1,108,584)	(289,650)

Net assets as of December 31, 2020	$2,706,594	$2,656,264	$746,441

Investment income (loss):
Dividend distributions	12,943	124,694	—
Investment Expenses:
Mortality and expense risk and administrative charges	(35,129)	(35,851)	(16,880)

Net investment income (loss)	(22,186)	88,843	(16,880)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	56,343
Realized capital gain (loss) on investments	6,007	27,009	27,851
Change in unrealized appreciation (depreciation)	(41,218)	(15,399)	166,853

Net gain (loss) on investments	(35,211)	11,610	251,047

Net increase (decrease) in net assets from operations	(57,397)	100,453	234,167

Contract owner transactions:
Variable annuity deposits	—	12,309	17,086
Terminations, withdrawals and annuity payments	(400,168)	(328,391)	(73,438)
Transfers between subaccounts, net	172,961	29,280	368,307
Maintenance charges and mortality adjustments	(24)	(85)	(3)

Increase (decrease) in net assets from contract transactions	(227,231)	(286,887)	311,952

Total increase (decrease) in net assets	(284,628)	(186,434)	546,119

Net assets as of December 31, 2021	$2,421,966	$2,469,830	$1,292,560

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Notes to Financial Statements

December 31, 2021

1. Organization and Significant Accounting Policies

SBL Variable Annuity Account VIII (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for the Account are allocated to one or more of the subaccounts that comprise the Account.    The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
American Century VP Ultra®	II	American Century Investment Management, Inc	-
American Century VP Value	II	American Century Investment Management, Inc	-
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	-
American Funds IS® International	Class 4	Capital Research and Management Company	-
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
ClearBridge Variable Aggressive Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Guggenheim VIF All Cap Value	-	Security Investors, LLC	-
Guggenheim VIF Alpha Opportunity	-	Security Investors, LLC	-
Guggenheim VIF High Yield	-	Security Investors, LLC	-
Guggenheim VIF Large Cap Value	-	Security Investors, LLC	-
Guggenheim VIF Long Short Equity	-	Security Investors, LLC	-
Guggenheim VIF Managed Asset Allocation	-	Security Investors, LLC	-
Guggenheim VIF Small Cap Value	-	Security Investors, LLC	-
Guggenheim VIF SMid Cap Value	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Large Core	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Large Growth	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Mid Growth	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Small Growth	-	Security Investors, LLC	-
Guggenheim VIF Total Return Bond	-	Security Investors, LLC	-
Guggenheim VIF World Equity Income	-	Security Investors, LLC	-
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	-
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	-

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	-
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	-
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	-
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc	-
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	-
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	-
Invesco V.I. Value Opportunities	Series II	Invesco Advisers, Inc	-
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	-
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	-
MFS® VIT Mid Cap Value	Service Shares	Massachusetts Financial Services Company	-
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	-
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	-
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	-
Royce Micro-Cap	Investment	Royce & Associates, LP	-

Forty-seven subaccounts are currently offered by the Account, all of which had activity.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

All subaccounts reported a full twelve month period except for the following as indicated:
Inception Date	Subaccount
May 1, 2019	American Funds IS® Asset Allocation
May 1, 2019	American Funds IS® Global Growth
May 1, 2019	American Funds IS® Growth-Income
May 1, 2019	American Funds IS® International
May 1, 2019	BlackRock High Yield V.I.
May 1, 2019	Janus Henderson VIT Enterprise
May 1, 2019	MFS® VIT Mid Cap Value

During the current year the following subaccount name changes were made effective:

Date	New Name	Old Name
April 30, 2021	Invesco V.I. Discovery Mid Cap Growth	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
April 30, 2021	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Mid Cap Core Equity
April 30, 2021	Invesco V.I. Main Street Small Cap Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the surviving fund as indicated:

Date	Surviving Subaccount	Closed Subaccount
April 30, 2021	Invesco V.I. American Value	Invesco V.I. Value Opportunities

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2021, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
American Century VP Ultra®	$1,476,477	$2,036,823
American Century VP Value	208,825	598,955
American Funds IS® Asset Allocation	794,390	101,799
American Funds IS® Global Growth	262,240	40,533
American Funds IS® Growth-Income	397,103	27,686
American Funds IS® International	60,041	60,433
BlackRock High Yield V.I.	251,140	3,138
BNY Mellon IP Technology Growth	1,437,547	1,339,949
ClearBridge Variable Aggressive Growth	783,657	550,951
ClearBridge Variable Small Cap Growth	628,081	426,105
Guggenheim VIF All Cap Value	$481,112	$2,159,625

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Guggenheim VIF Alpha Opportunity	12,876	90,259
Guggenheim VIF High Yield	666,989	722,434
Guggenheim VIF Large Cap Value	482,419	1,303,184
Guggenheim VIF Long Short Equity	1,191	15,766
Guggenheim VIF Managed Asset Allocation	979,283	753,617
Guggenheim VIF Small Cap Value	427,470	1,690,673
Guggenheim VIF SMid Cap Value	932,232	3,760,743
Guggenheim VIF StylePlus Large Core	1,490,013	1,329,415
Guggenheim VIF StylePlus Large Growth	1,433,954	631,125
Guggenheim VIF StylePlus Mid Growth	2,364,941	2,073,310
Guggenheim VIF StylePlus Small Growth	305,317	698,846
Guggenheim VIF Total Return Bond	848,879	923,673
Guggenheim VIF World Equity Income	224,001	1,652,380
Invesco V.I. American Value (b)	420,646	13,099
Invesco V.I. Comstock	358,001	385,197
Invesco V.I. Discovery Mid Cap Growth (a)	495,420	669,814
Invesco V.I. Equity and Income	73,720	261,296
Invesco V.I. Global Real Estate	41,778	193,518
Invesco V.I. Government Money Market	300,358	592,171
Invesco V.I. Government Securities	47,648	35,851
Invesco V.I. Health Care	288,657	558,032
Invesco V.I. International Growth	319,113	633,571
Invesco V.I. Main Street Mid Cap Fund® (a)	394,583	92,825
Invesco V.I. Main Street Small Cap Fund® (a)	399,293	309,080
Invesco V.I. Value Opportunities (b)	57,817	294,335
Janus Henderson VIT Enterprise	398,950	121,595
MFS® VIT II Research International	485,181	128,601
MFS® VIT Mid Cap Value	66,812	5,314
MFS® VIT Total Return	195,240	252,290
MFS® VIT Utilities	240,275	427,488
Neuberger Berman AMT Sustainable Equity	208,291	1,029,072
PIMCO VIT All Asset	279,504	83,173
PIMCO VIT CommodityRealReturn Strategy	127,921	20,026
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	78,531	60,718
PIMCO VIT Low Duration	325,962	575,379
PIMCO VIT Real Return	203,504	401,548
Royce Micro-Cap	457,201	105,786

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

The annuity assets for December 31, 2021 by subaccount are as follows:

Subaccount	Annuity Assets
Guggenheim VIF All Cap Value	$60,510
Guggenheim VIF High Yield	18,768
Guggenheim VIF Large Cap Value	31,062
Guggenheim VIF SMid Cap Value	33,233
Guggenheim VIF StylePlus Large Core	82,219
Guggenheim VIF StylePlus Large Growth	73,363
Guggenheim VIF StylePlus Mid Growth	50,251
Guggenheim VIF StylePlus Small Growth	14,295
Guggenheim VIF Total Return Bond	44,547
Guggenheim VIF World Equity Income	107,975
Invesco V.I. Government Money Market	957
Invesco V.I. Main Street Small Cap Fund®	9,608

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The COVID-19 pandemic has caused significant social and economic problems worldwide. Those problems include constraints on the operations of businesses (including supply chain interruptions), decreases in consumer mobility and activity, increases in unemployment rates and downturns in many equity and fixed-income markets. The constraints have been caused or exacerbated by governmental responses, including lockdowns, and private-sector responses, including reductions of economic activities. SBL’s business has been affected in various ways, including the operations. SBL cannot predict the length and severity of the COVID-19 pandemic or its effects on SBL.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2021.

2. Variable Annuity Contract Charges

Mortality and Expense Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of average daily net asset value of which 0.70% is for assuming mortality risks and the remainder is for assuming expense risks. Extra Credit contract owners may elect an annual stepped up death benefit for an additional fee of 0.20% of average daily net asset value.

Administrative Charge: SBL deducts a daily administrative fee equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Account Administrative Charge: For Extra Credit contracts, an account administrative fee of $30 is deducted annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2021 and 2020, were as follows:

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century VP Ultra®	15,634	(37,263)	(21,629)	58,745	(34,959)	23,786
American Century VP Value	5,919	(19,366)	(13,447)	15,963	(17,062)	(1,099)
American Funds IS® Asset Allocation	53,950	(5,725)	48,225	174,919	(50,376)	124,543
American Funds IS® Global Growth	13,307	(2,041)	11,266	39,025	(4,990)	34,035
American Funds IS® Growth-Income	27,532	(1,085)	26,447	52,083	(20,742)	31,341
American Funds IS® International	5,062	(5,062)	—	—	(6,250)	(6,250)
BlackRock High Yield V.I.	21,559	(130)	21,429	3,136	(3,085)	51
BNY Mellon IP Technology Growth	9,280	(20,672)	(11,392)	45,946	(16,245)	29,701
ClearBridge Variable Aggressive Growth	4,236	(16,002)	(11,766)	12,841	(14,367)	(1,526)
ClearBridge Variable Small Cap Growth	5,222	(7,701)	(2,479)	9,425	(13,048)	(3,623)
Guggenheim VIF All Cap Value	3,475	(30,168)	(26,693)	5,990	(29,725)	(23,735)
Guggenheim VIF Alpha Opportunity	432	(3,858)	(3,426)	3	(21,314)	(21,311)
Guggenheim VIF High Yield	13,387	(18,475)	(5,088)	16,155	(45,008)	(28,853)
Guggenheim VIF Large Cap Value	5,868	(23,882)	(18,014)	9,436	(25,299)	(15,863)
Guggenheim VIF Long Short Equity	12	(863)	(851)	282	(12,339)	(12,057)
Guggenheim VIF Managed Asset Allocation	12,850	(15,540)	(2,690)	2,558	(26,007)	(23,449)
Guggenheim VIF Small Cap Value	5,758	(24,408)	(18,650)	7,630	(30,541)	(22,911)
Guggenheim VIF SMid Cap Value	3,637	(24,357)	(20,720)	3,884	(41,793)	(37,909)
Guggenheim VIF StylePlus Large Core	4,265	(20,511)	(16,246)	12,262	(45,138)	(32,876)
Guggenheim VIF StylePlus Large Growth	9,132	(16,429)	(7,297)	43,958	(54,223)	(10,265)
Guggenheim VIF StylePlus Mid Growth	3,393	(16,709)	(13,316)	7,355	(21,831)	(14,476)
Guggenheim VIF StylePlus Small Growth	2,629	(12,167)	(9,538)	6,795	(23,396)	(16,601)
Guggenheim VIF Total Return Bond	26,816	(36,051)	(9,235)	38,255	(34,968)	3,287
Guggenheim VIF World Equity Income	1,170	(27,230)	(26,060)	5,603	(42,625)	(37,022)
Invesco V.I. American Value(b)	41,892	(918)	40,974	—	—	—
Invesco V.I. Comstock	12,279	(14,561)	(2,282)	11,261	(11,799)	(538)

(b)	Merger. See Note 1.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Discovery Mid Cap Growth(a)	6,761	(17,812)	(11,051)	84,054	(89,163)	(5,109)
Invesco V.I. Equity and Income	968	(9,546)	(8,578)	15,854	(26,606)	(10,752)
Invesco V.I. Global Real Estate	547	(7,648)	(7,101)	1,449	(7,829)	(6,380)
Invesco V.I. Government Money Market	31,455	(59,783)	(28,328)	172,489	(109,371)	63,118
Invesco V.I. Government Securities	3,114	(2,466)	648	7,603	(18,482)	(10,879)
Invesco V.I. Health Care	2,636	(16,007)	(13,371)	12,905	(11,009)	1,896
Invesco V.I. International Growth	4,210	(26,677)	(22,467)	15,108	(20,863)	(5,755)
Invesco V.I. Main Street Mid Cap Fund®(a)	13,934	(2,956)	10,978	570	(7,647)	(7,077)
Invesco V.I. Main Street Small Cap Fund®(a)	7,266	(7,236)	30	27,580	(29,555)	(1,975)
Invesco V.I. Value Opportunities(b)	2,589	(14,000)	(11,411)	85	(174)	(89)
Janus Henderson VIT Enterprise	19,497	(8,459)	11,038	81,168	(9,949)	71,219
MFS® VIT II Research International	22,775	(6,335)	16,440	16,921	(5,387)	11,534
MFS® VIT Mid Cap Value	4,984	(326)	4,658	4,363	(1)	4,362
MFS® VIT Total Return	3,660	(10,262)	(6,602)	23,226	(18,782)	4,444
MFS® VIT Utilities	3,204	(12,678)	(9,474)	3,394	(31,293)	(27,899)
Neuberger Berman AMT Sustainable Equity	1,978	(20,250)	(18,272)	3,082	(16,013)	(12,931)
PIMCO VIT All Asset	7,967	(3,353)	4,614	15,188	(32,900)	(17,712)
PIMCO VIT CommodityRealReturn Strategy	16,562	(2,187)	14,375	2,543	(10,348)	(7,805)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	3,452	(2,871)	581	2,823	(9,216)	(6,393)
PIMCO VIT Low Duration	24,848	(42,630)	(17,782)	49,689	(42,651)	7,038
PIMCO VIT Real Return	5,017	(22,525)	(17,508)	12,181	(103,935)	(91,754)
Royce Micro-Cap	16,594	(3,659)	12,935	5,695	(31,275)	(25,580)

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2021, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century VP Ultra®
2021	198,411	53.63	55.62	11,032,885	—	1.40	1.60	21.01	21.28
2020	220,040	44.32	45.86	10,089,351	—	1.40	1.60	47.19	47.46
2019	196,254	30.11	31.10	6,102,204	—	1.40	1.60	32.29	32.57
2018	228,957	22.76	23.46	5,369,667	0.11	1.40	1.60	(1.00)	(0.80)
2017	221,592	22.99	23.65	5,238,800	0.19	1.40	1.60	29.89	30.16
American Century VP Value
2021	75,311	29.78	30.88	2,326,936	0.02	1.40	1.60	22.30	22.54
2020	88,758	24.35	25.20	2,237,773	0.02	1.40	1.60	(0.77)	(0.59)
2019	89,857	24.54	25.35	2,278,688	2.02	1.40	1.60	24.89	25.12
2018	99,217	19.65	20.26	2,010,393	1.59	1.40	1.60	(10.76)	(10.55)
2017	107,608	22.02	22.65	2,437,159	1.26	1.40	1.60	6.84	7.09
American Funds IS® Asset Allocation
2021	208,891	13.50	13.50	2,819,240	0.01	1.40	1.40	13.26	13.26
2020	160,666	11.92	11.92	1,914,845	0.02	1.40	1.60	10.58	10.58
2019	36,123	10.78	10.78	389,374	0.91	1.40	1.60	7.80	7.80
American Funds IS® Global Growth
2021	76,278	16.41	16.41	1,251,757	0.00	1.40	1.40	14.52	14.52
2020	65,012	14.33	14.33	931,683	0.00	1.40	1.60	28.29	28.29
2019	30,977	11.17	11.17	345,918	0.73	1.40	1.60	11.70	11.70

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Growth-Income
2021	110,317	14.82	14.82	1,634,980	0.01	1.40	1.40	22.08	22.08
2020	83,870	12.14	12.14	1,018,292	0.01	1.40	1.60	11.68	11.68
2019	52,529	10.87	10.87	571,054	1.46	1.40	1.60	8.70	8.70
American Funds IS® International
2021	—	11.56	11.56	—	—	1.40	1.40	(3.10)	(3.10)
2020	—	11.93	11.93	—	—	1.40	1.60	12.12	12.12
2019	6,250	10.64	10.64	66,517	0.44	1.40	1.60	6.40	6.40
BlackRock High Yield V.I.
2021	24,326	11.46	11.46	278,853	0.03	1.40	1.40	3.71	3.71
2020	2,897	11.05	11.05	31,999	0.08	1.40	1.60	5.54	5.54
2019	2,846	10.47	10.47	29,791	4.50	1.40	1.60	4.70	4.70
BNY Mellon IP Technology Growth
2021	87,750	64.85	64.85	5,687,094	—	1.40	1.40	11.06	11.06
2020	99,142	56.62	58.39	5,785,517	0.00	1.40	1.60	66.87	67.21
2019	69,441	33.93	34.92	2,423,035	—	1.40	1.60	23.52	23.74
2018	75,951	27.47	28.22	2,141,574	—	1.40	1.60	(2.86)	(2.66)
2017	66,321	28.28	28.99	1,920,859	—	1.40	1.60	40.07	40.39
ClearBridge Variable Aggressive Growth
2021	70,043	32.49	32.49	2,271,485	0.00	1.40	1.40	8.48	8.48
2020	81,809	29.04	29.95	2,445,809	0.01	1.40	1.60	15.84	16.09
2019	83,335	25.07	25.80	2,146,239	0.73	1.40	1.60	22.77	23.03
2018	99,442	20.42	20.97	2,082,730	0.35	1.40	1.60	(10.04)	(9.85)
2017	131,196	22.70	23.26	3,049,135	0.28	1.40	1.60	14.13	14.36
ClearBridge Variable Small Cap Growth
2021	58,605	50.92	52.62	3,082,518	—	1.40	1.60	10.82	11.04
2020	61,084	45.95	47.39	2,893,742	—	1.40	1.60	40.95	41.25
2019	64,707	32.60	33.55	2,170,035	—	1.40	1.60	24.86	25.09
2018	57,735	26.11	26.82	1,547,656	—	1.40	1.60	1.75	2.02
2017	50,369	25.66	26.29	1,323,894	—	1.40	1.60	22.31	22.51

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF All Cap Value
2021	153,663	37.65	72.80	11,193,895	0.02	1.40	1.60	24.92	25.17
2020	180,356	30.14	58.16	10,478,045	0.02	1.40	1.60	0.27	0.47
2019	204,091	30.06	57.89	11,804,890	1.47	1.40	1.60	21.75	22.00
2018	234,272	24.69	47.45	11,107,419	1.20	1.40	1.60	(12.07)	(11.88)
2017	270,687	28.08	53.85	14,565,875	1.03	1.40	1.60	12.95	13.18
Guggenheim VIF Alpha Opportunity
2021	27,191	22.66	22.66	616,758	0.01	1.40	1.40	12.23	12.23
2020	30,617	19.51	20.19	618,788	0.01	1.40	1.60	(1.32)	(1.13)
2019	51,928	19.77	20.42	1,061,175	0.16	1.40	1.60	(4.03)	(3.82)
2018	65,861	20.60	21.23	1,399,121	—	1.40	1.60	(13.01)	(12.81)
2017	88,506	23.68	24.35	2,156,178	—	1.40	1.60	5.53	5.73
Guggenheim VIF High Yield
2021	99,308	29.42	37.40	3,696,845	0.05	1.40	1.60	3.74	3.92
2020	104,396	28.36	35.99	3,741,014	0.07	1.40	1.60	2.94	3.18
2019	133,249	27.55	34.88	4,632,437	6.63	1.40	1.60	9.94	10.17
2018	195,113	25.06	31.66	6,161,515	7.73	1.40	1.60	(5.65)	(5.49)
2017	244,613	26.56	33.50	8,184,747	5.89	1.40	1.60	4.53	4.75
Guggenheim VIF Large Cap Value
2021	179,076	30.29	55.48	9,895,485	0.02	1.40	1.60	25.01	25.27
2020	197,090	24.23	44.29	8,657,323	0.02	1.40	1.60	0.58	0.77
2019	212,953	24.09	43.95	9,293,799	1.75	1.40	1.60	19.85	20.11
2018	233,826	20.10	36.59	8,500,019	1.44	1.40	1.60	(10.98)	(10.80)
2017	270,525	22.58	41.02	11,026,763	1.24	1.40	1.60	13.98	14.20
Guggenheim VIF Long Short Equity
2021	9,450	17.32	17.32	164,216	0.01	1.40	1.40	22.06	22.06
2020	10,301	13.71	14.19	146,596	0.01	1.40	1.60	3.24	3.43
2019	22,358	13.28	13.72	307,131	0.60	1.40	1.60	3.83	4.10
2018	27,319	12.79	13.18	360,513	—	1.40	1.60	(14.33)	(14.19)
2017	24,132	14.93	15.36	371,230	0.37	1.40	1.60	13.02	13.27

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Managed Asset Allocation
2021	133,072	25.41	46.21	6,107,201	0.01	1.40	1.60	10.67	10.90
2020	135,762	22.96	41.67	5,619,356	0.01	1.40	1.60	10.81	11.03
2019	159,211	20.72	37.53	5,942,105	1.63	1.40	1.60	18.20	18.43
2018	176,971	17.53	31.69	5,580,289	1.42	1.40	1.60	(7.25)	(7.07)
2017	199,436	18.90	34.10	6,796,932	1.35	1.40	1.60	12.57	12.80
Guggenheim VIF Small Cap Value
2021	108,819	68.49	68.85	7,489,707	0.01	1.40	1.60	24.17	24.41
2020	127,469	55.16	55.34	7,051,954	0.01	1.40	1.60	(2.56)	(2.36)
2019	150,380	56.61	56.68	8,520,690	0.80	1.40	1.60	20.63	20.88
2018	196,033	46.89	46.93	9,190,606	0.37	1.40	1.60	(14.08)	(13.90)
2017	216,784	54.46	54.62	11,803,603	0.35	1.40	1.60	2.06	2.25
Guggenheim VIF SMid Cap Value
2021	187,078	70.20	147.56	27,251,363	0.02	1.40	1.60	21.77	22.01
2020	207,798	57.65	120.94	24,832,570	0.01	1.40	1.60	2.63	2.85
2019	245,707	56.17	117.59	28,605,596	0.90	1.40	1.60	24.66	24.92
2018	301,620	45.06	94.13	28,160,811	0.64	1.40	1.60	(14.37)	(14.20)
2017	334,725	52.62	109.71	36,443,564	0.66	1.40	1.60	11.91	12.12
Guggenheim VIF StylePlus Large Core
2021	187,392	25.18	67.26	12,590,949	0.01	1.40	1.60	26.41	26.69
2020	203,638	19.92	53.09	10,760,872	0.02	1.40	1.60	16.90	17.12
2019	236,514	17.04	45.33	10,677,255	2.09	1.40	1.60	27.83	28.16
2018	275,351	13.33	35.37	9,704,105	1.66	1.40	1.60	(8.01)	(7.89)
2017	291,092	14.49	38.40	11,087,872	1.24	1.40	1.60	20.25	20.53
Guggenheim VIF StylePlus Large Growth
2021	157,026	31.29	38.40	6,010,054	0.01	1.40	1.60	25.76	25.98
2020	164,323	24.88	30.48	4,992,685	0.01	1.40	1.60	35.66	35.95
2019	174,588	18.34	22.42	3,902,445	1.89	1.40	1.60	31.75	32.04
2018	194,786	13.92	16.98	3,298,125	1.54	1.40	1.60	(5.18)	(4.98)
2017	248,426	14.68	17.87	4,429,909	1.02	1.40	1.60	28.10	28.28

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF StylePlus Mid Growth
2021	121,833	34.45	119.76	14,527,474	0.01	1.40	1.60	11.89	12.09
2020	135,149	30.79	106.84	14,381,933	0.01	1.40	1.60	29.97	30.26
2019	149,625	23.69	82.02	12,227,345	0.86	1.40	1.60	30.60	30.83
2018	168,415	18.14	62.69	10,522,098	1.43	1.40	1.60	(8.61)	(8.40)
2017	182,612	19.85	68.44	12,436,908	0.95	1.40	1.60	22.68	22.94
Guggenheim VIF StylePlus Small Growth
2021	86,636	25.77	50.98	4,409,951	0.00	1.40	1.60	4.84	5.05
2020	96,174	24.58	48.53	4,661,436	0.01	1.40	1.60	29.71	30.00
2019	112,775	18.95	37.33	4,204,905	0.61	1.40	1.60	23.69	23.90
2018	111,890	15.32	30.13	3,366,123	1.12	1.40	1.60	(11.75)	(11.56)
2017	125,611	17.36	34.07	4,273,802	0.72	1.40	1.60	20.47	20.69
Guggenheim VIF Total Return Bond
2021	211,215	18.25	24.02	5,027,810	0.02	1.40	1.60	(1.99)	(1.80)
2020	220,450	18.62	24.46	5,354,089	0.02	1.40	1.60	12.37	12.62
2019	217,163	16.57	21.72	4,685,714	2.83	1.40	1.60	2.79	2.99
2018	217,502	16.12	21.09	4,556,409	4.37	1.40	1.60	(0.49)	(0.28)
2017	232,685	16.20	21.15	4,872,545	3.28	1.40	1.60	5.06	5.28
Guggenheim VIF World Equity Income
2021	188,399	22.06	60.73	11,405,518	0.02	1.40	1.60	19.83	20.04
2020	214,459	18.41	50.59	10,790,456	0.03	1.40	1.60	4.96	5.15
2019	251,481	17.54	48.11	12,043,813	2.74	1.40	1.60	19.40	19.71
2018	299,046	14.69	40.19	11,972,095	2.95	1.40	1.60	(9.60)	(9.46)
2017	312,703	16.25	44.39	13,826,026	2.65	1.40	1.60	13.16	13.44
Invesco V.I. American Value (b)
2021	40,974	10.50	10.50	430,161	0.00	1.40	1.40	—	—

(b) Merger. See Note 1.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Comstock
2021	86,315	27.25	28.16	2,428,257	0.02	1.40	1.60	30.88	31.16
2020	88,597	20.82	21.47	1,900,852	0.02	1.40	1.60	(2.66)	(2.45)
2019	89,135	21.39	22.01	1,961,068	1.57	1.40	1.60	22.93	23.17
2018	111,321	17.40	17.87	1,988,228	1.52	1.40	1.60	(13.78)	(13.59)
2017	104,532	20.18	20.68	2,160,634	1.66	1.40	1.60	15.71	15.92
Invesco V.I. Discovery Mid Cap Growth (a)
2021	58,419	36.31	37.52	2,191,763	—	1.40	1.60	16.90	17.14
2020	69,470	31.06	32.03	2,223,293	—	1.40	1.60	37.68	38.00
2019	74,579	22.56	23.21	1,730,138	—	1.40	1.60	31.85	32.10
2018	66,174	17.11	17.57	1,161,781	—	1.40	1.60	(7.36)	(7.18)
2017	62,265	18.47	18.93	1,177,677	—	1.40	1.60	20.17	20.42
Invesco V.I. Equity and Income
2021	77,811	26.14	26.14	2,033,925	0.02	1.40	1.40	16.70	16.70
2020	86,389	21.72	22.40	1,935,069	0.02	1.40	1.60	7.90	8.11
2019	97,141	20.13	20.72	2,012,558	2.33	1.40	1.60	18.06	18.33
2018	100,517	17.05	17.51	1,759,894	2.18	1.40	1.60	(11.20)	(10.98)
2017	98,899	19.20	19.67	1,945,518	1.47	1.40	1.60	9.03	9.22
Invesco V.I. Global Real Estate
2021	44,480	25.74	26.69	1,186,781	0.03	1.40	1.60	23.69	23.97
2020	51,581	20.81	21.53	1,110,367	0.04	1.40	1.60	(13.72)	(13.57)
2019	57,961	24.12	24.91	1,443,240	4.55	1.40	1.60	21.08	21.28
2018	61,759	19.92	20.54	1,265,307	3.71	1.40	1.60	(7.69)	(7.44)
2017	66,677	21.58	22.19	1,476,373	3.20	1.40	1.60	11.24	11.45

(a) Name change. See Note 1.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Government Money Market
2021	127,251	9.45	9.56	1,215,642	0.00	1.40	1.60	(1.56)	(1.34)
2020	155,579	9.60	9.69	1,507,455	0.00	1.40	1.60	(1.44)	(1.22)
2019	92,461	9.74	9.81	906,600	1.65	1.40	1.60	—	0.20
2018	109,856	9.74	9.79	1,075,099	1.39	1.40	1.60	(0.31)	(0.10)
2017	115,244	9.77	9.80	1,129,378	0.33	1.40	1.60	(1.31)	(1.11)
Invesco V.I. Government Securities
2021	34,099	11.98	11.98	408,827	0.02	1.40	1.40	(3.78)	(3.78)
2020	33,451	12.08	12.45	416,893	0.02	1.40	1.60	4.32	4.45
2019	44,330	11.58	11.92	528,702	2.51	1.40	1.60	4.04	4.29
2018	39,792	11.13	11.43	455,149	1.56	1.40	1.60	(1.33)	1.78
2017	45,068	11.28	11.56	521,288	1.77	1.40	1.60	0.09	0.35
Invesco V.I. Health Care
2021	51,904	37.07	37.07	1,924,745	0.00	1.40	1.40	10.72	10.72
2020	65,275	32.35	33.48	2,185,958	0.00	1.40	1.60	12.64	12.84
2019	63,379	28.72	29.67	1,880,644	0.05	1.40	1.60	30.37	30.65
2018	89,102	22.03	22.71	2,023,549	—	1.40	1.60	(0.72)	(0.48)
2017	95,139	22.19	22.82	2,171,793	0.40	1.40	1.60	13.97	14.21
Invesco V.I. International Growth
2021	123,960	21.61	22.33	2,767,468	0.01	1.40	1.60	3.94	4.15
2020	146,427	20.79	21.44	3,138,130	0.02	1.40	1.60	11.89	12.13
2019	152,182	18.58	19.12	2,908,309	1.29	1.40	1.60	26.22	26.46
2018	166,072	14.72	15.12	2,510,141	1.95	1.40	1.60	(16.55)	(16.37)
2017	168,875	17.64	18.08	3,053,626	1.32	1.40	1.60	20.74	21.02

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Main Street Mid Cap Fund® (a)
2021	35,475	28.40	29.45	1,042,135	0.00	1.40	1.60	20.90	21.14
2020	24,497	23.49	24.31	595,748	0.00	1.40	1.60	7.21	7.42
2019	31,574	21.91	22.63	714,775	0.23	1.40	1.60	23.02	23.32
2018	31,880	17.81	18.35	585,603	0.09	1.40	1.60	(12.99)	(12.87)
2017	62,354	20.47	21.06	1,313,621	0.46	1.40	1.60	12.78	13.04
Invesco V.I. Main Street Small Cap Fund® (a)
2021	42,396	40.63	42.13	1,784,963	0.00	1.40	1.60	20.31	20.54
2020	42,366	33.77	34.95	1,479,325	0.00	1.40	1.60	17.75	17.99
2019	44,341	28.68	29.62	1,313,025	—	1.40	1.60	24.10	24.35
2018	54,724	23.11	23.82	1,303,113	0.07	1.40	1.60	(11.96)	(11.81)
2017	64,356	26.25	27.01	1,736,296	0.75	1.40	1.60	12.08	12.35
Invesco V.I. Value Opportunities (b)
2021	—	20.96	20.96	—	0.01	1.40	1.40	24.02	24.02
2020	11,411	16.33	16.90	192,696	0.00	1.40	1.60	3.68	3.87
2019	11,500	15.75	16.27	186,994	—	1.40	1.60	28.05	28.31
2018	11,481	12.30	12.68	145,504	—	1.40	1.60	(20.65)	(20.50)
2017	13,921	15.50	15.95	221,605	0.02	1.40	1.60	15.33	15.58
Janus Henderson VIT Enterprise
2021	118,731	14.86	14.86	1,764,551	0.00	1.40	1.40	14.93	14.93
2020	107,693	12.93	12.93	1,392,784	—	1.40	1.60	17.44	17.44
2019	36,474	11.01	11.01	401,427	0.06	1.40	1.60	10.10	10.10
MFS® VIT II Research International
2021	61,423	18.50	19.12	1,171,548	0.01	1.40	1.60	9.47	9.76
2020	44,983	16.90	17.42	783,258	0.02	1.40	1.60	10.97	11.10
2019	33,449	15.23	15.68	523,949	1.06	1.40	1.60	25.56	25.94
2018	44,733	12.13	12.45	556,707	1.27	1.40	1.60	(15.65)	(15.54)
2017	40,484	14.38	14.74	596,390	1.42	1.40	1.60	25.81	26.09

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Mid Cap Value
2021	10,418	14.35	14.35	149,493	0.01	1.40	1.40	28.82	28.82
2020	5,760	11.14	11.14	64,191	0.01	1.40	1.60	2.20	2.20
2019	1,398	10.90	10.90	15,247	1.81	1.40	1.60	9.00	9.00
MFS® VIT Total Return
2021	74,570	23.17	23.17	1,729,176	0.02	1.40	1.40	12.26	12.26
2020	81,172	20.02	20.64	1,676,844	0.02	1.40	1.60	7.75	7.95
2019	76,728	18.58	19.12	1,467,890	2.68	1.40	1.60	18.19	18.46
2018	61,820	15.72	16.14	998,776	1.84	1.40	1.60	(7.37)	(7.19)
2017	74,486	16.97	17.39	1,295,503	2.32	1.40	1.60	10.27	10.41
MFS® VIT Utilities
2021	85,691	34.92	34.92	2,991,852	0.01	1.40	1.40	12.21	12.21
2020	95,165	30.18	31.12	2,960,613	0.02	1.40	1.60	3.96	4.15
2019	123,064	29.03	29.88	3,676,394	3.72	1.40	1.60	22.80	23.06
2018	137,657	23.64	24.28	3,341,858	0.83	1.40	1.60	(0.80)	(0.61)
2017	165,869	23.83	24.43	4,051,382	4.31	1.40	1.60	12.62	12.89
Neuberger Berman AMT Sustainable Equity
2021	114,054	49.26	50.85	5,794,949	0.00	1.40	1.60	21.18	21.42
2020	132,326	40.65	41.88	5,536,995	0.00	1.40	1.60	17.38	17.61
2019	145,257	34.63	35.61	5,168,300	0.28	1.40	1.60	23.59	23.82
2018	161,792	28.02	28.76	4,649,473	0.22	1.40	1.60	(7.46)	(7.26)
2017	177,651	30.28	31.01	5,505,145	0.35	1.40	1.60	16.24	16.49
PIMCO VIT All Asset
2021	51,362	20.78	21.55	1,106,319	0.12	1.40	1.60	14.36	14.63
2020	46,748	18.17	18.80	878,554	0.05	1.40	1.60	6.32	6.52
2019	64,460	17.09	17.65	1,137,547	2.97	1.40	1.60	10.12	10.31
2018	68,507	15.52	16.00	1,095,783	2.79	1.40	1.60	(6.95)	(6.76)
2017	132,618	16.68	17.16	2,274,744	6.20	1.40	1.60	11.72	12.01

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT CommodityRealReturn Strategy
2021	56,110	7.49	7.49	420,617	0.05	1.40	1.40	31.40	31.40
2020	41,735	5.53	5.70	238,008	0.05	1.40	1.60	(0.18)	—
2019	49,540	5.54	5.70	282,416	4.58	1.40	1.60	9.70	9.83
2018	72,857	5.05	5.19	378,050	2.37	1.40	1.60	(15.55)	(15.33)
2017	60,290	5.98	6.13	369,562	11.29	1.40	1.60	0.50	0.66
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
2021	43,996	16.68	17.24	755,839	0.02	1.40	1.60	(3.53)	(3.31)
2020	43,415	17.29	17.83	772,025	0.06	1.40	1.60	3.84	4.09
2019	49,808	16.65	17.13	851,318	1.78	1.40	1.60	5.31	5.48
2018	52,198	15.81	16.24	845,756	1.23	1.40	1.60	0.51	0.68
2017	44,187	15.73	16.13	711,265	4.42	1.40	1.60	1.09	1.38
PIMCO VIT Low Duration
2021	194,207	12.03	12.48	2,421,966	0.01	1.40	1.60	(2.51)	(2.27)
2020	211,989	12.34	12.77	2,706,594	0.01	1.40	1.60	1.31	1.51
2019	204,951	12.18	12.58	2,576,688	3.09	1.40	1.60	2.35	2.61
2018	154,794	11.90	12.26	1,897,282	1.92	1.40	1.60	(1.24)	(1.05)
2017	172,789	12.05	12.39	2,140,891	1.41	1.40	1.60	(0.25)	(0.08)
PIMCO VIT Real Return
2021	146,207	16.31	16.92	2,469,830	0.05	1.40	1.60	3.89	4.12
2020	163,715	15.70	16.25	2,656,264	0.01	1.40	1.60	9.94	10.17
2019	255,469	14.28	14.75	3,764,848	1.64	1.40	1.60	6.65	6.88
2018	254,544	13.39	13.80	3,508,413	2.55	1.40	1.60	(3.74)	(3.56)
2017	311,373	13.91	14.31	4,452,099	2.40	1.40	1.60	1.98	2.21
Royce Micro-Cap
2021	49,808	25.97	25.97	1,292,560	—	1.40	1.40	28.18	28.18
2020	36,873	19.65	20.26	746,441	—	1.40	1.60	21.82	22.05
2019	62,453	16.13	16.60	1,036,091	—	1.40	1.60	17.65	17.90
2018	86,254	13.71	14.08	1,214,090	—	1.40	1.60	(10.51)	(10.32)
2017	81,180	15.32	15.70	1,274,202	0.67	1.40	1.60	3.51	3.70

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.